Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	$ 668,416	$ 655,981
Less: Accumulated Depreciation	(651,555)	(649,805)
Property and Equipment, Net	16,861	6,176	$ 18,062
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	459,307	457,893
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	195,545	184,524
Automobile [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross
Software [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross	13,564	13,564
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment, Gross